Summary of Significant Accounting Policies (Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2017
Land improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	25 years
Buildings and Building Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	25 years
Buildings and Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	40 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	18 years